Segments (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial information relating to long lived assets by geographic area
Long-lived assets	$ 93,725	$ 84,860	$ 78,213
United States [Member]
Financial information relating to long lived assets by geographic area
Long-lived assets	45,957	30,363	28,838
China [Member]
Financial information relating to long lived assets by geographic area
Long-lived assets	34,615	34,904	34,832
United Kingdom [Member]
Financial information relating to long lived assets by geographic area
Long-lived assets	2,669	7,153	5,028
Singapore [Member]
Financial information relating to long lived assets by geographic area
Long-lived assets	1,111	3,877	3,630
Canada [Member]
Financial information relating to long lived assets by geographic area
Long-lived assets	563	605	948
Taiwan [Member]
Financial information relating to long lived assets by geographic area
Long-lived assets	1,764	2,105	2,339
Thailand [Member]
Financial information relating to long lived assets by geographic area
Long-lived assets	5,839	3,625	2,219
Switzerland [Member]
Financial information relating to long lived assets by geographic area
Long-lived assets	714	1,721
Other non-U.S. [Member]
Financial information relating to long lived assets by geographic area
Long-lived assets	$ 493	$ 507	$ 379